Significant Accounting Policies Fair Value (Detail) (Fair Value, Measurements, Recurring [Member], Warrant [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liability	$ 4,167
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liability	4,167
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant Liability, Beginning	4,167	2,524
Warrants issued	0	0
Total change in fair value	5,593	1,643
Reclassification from liability to equity	(9,760)
Warrant Liability, Ending	$ 0	$ 4,167